Subsidiaries	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Subsidiaries
41. Subsidiaries
41.1 Details of major consolidated subsidiaries as of December 31, 2024, are as follows:

Investor	Investee	Ownership (%)		Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00		Korea	Dec . 31	Banking and foreign exchange transaction
	KB Kookmin Card Co., Ltd.	100.00		Korea	Dec . 31	Credit card and installment financing
	KB Asset Management Co., Ltd.	100.00		Korea	Dec . 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00		Korea	Dec . 31	Financial Leasing
	KB Savings Bank Co., Ltd.	100.00		Korea	Dec . 31	Savings banking
	KB Real Estate Trust Co., Ltd.	100.00		Korea	Dec . 31	Real estate trust management
	KB Investment Co., Ltd.	100.00		Korea	Dec . 31	Capital investment
	KB Data System Co., Ltd.	100.00		Korea	Dec . 31	Software advisory, development, and supply
	KB Securities Co., Ltd.	100.00		Korea	Dec . 31	Financial investment
	KB Insurance Co., Ltd.	100.00		Korea	Dec . 31	Non-life insurance
	KB Life Insurance Co., Ltd. 1	100.00		Korea	Dec . 31	Life insurance

Kookmin Bank	KB PRASAC Bank Plc. 3	100.00		Cambodia	Dec . 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00		China	Dec . 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00		Myanmar	Dec . 31	Microfinance services
	PT Bank Syariah Bukopin	95.92		Indonesia	Dec . 31	Banking and foreign exchange transaction
	PT Bukopin Finance	99.24		Indonesia	Dec . 31	Micro finance services
	KB Bank Myanmar Co., Ltd.	100.00		Myanmar	Dec . 31	Micro finance services
	KB FUND PARTNERS Co., Ltd.	100.00		Korea	Dec . 31	Other unclassified financial services

Kookmin Bank, KB Kookmin Card Co., Ltd., KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Capital Co., Ltd.	PT Bank KB Bukopin, Tbk.	67.57	1	Indonesia	Dec . 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00		United States	Dec . 31	Investment advisory and securities trading
	KB Securities Hong Kong Ltd.	100.00		China	Dec . 31	Investment advisory and securities trading
	KB Securities Vietnam Joint Stock Company	99.81		Vietnam	Dec . 31	Investment advisory and securities trading
	KB FINA Joint Stock Company	100.00		Vietnam	Dec . 31	Investment advisory and securities trading
	PT KB VALBURY SEKURITAS	65.00		Indonesia	Dec . 31	Investment advisory and securities trading
KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00		United States	Dec . 31	Management service
	KBFG Insurance(China) Co., Ltd.	100.00		China	Dec . 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00		Indonesia	Dec . 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00		Korea	Dec . 31	Claim service
	KB Sonbo CNS	100.00		Korea	Dec . 31	Management service
	KB Healthcare Co., Ltd.	100.00		Korea	Dec . 31	Information and communication

41.1 Details of major consolidated subsidiaries as of December 31, 2024, are as follows (cont’d):

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry

KB Life Insurance Co., Ltd. 1	KB Life Partners Co., Ltd.	100.00	Korea	Dec . 31	Insurance agent
	KB Golden Life Care Co., Ltd.	100.00	Korea	Dec . 31	Service

KB Kookmin Card Co., Ltd.	KB Credit Information Co., Ltd.	100.00	Korea	Dec . 31	Collection of receivables or credit investigation
	KB DAEHAN SPECIALIZED BANK PLC. 4	97.50	Cambodia	Dec . 31	Specialized Credit Finance
	PT. KB Finansia Multi Finance	80.00	Indonesia	Dec . 31	Specialized Credit Finance

	KB J Capital Co., Ltd.	77.40	Thailand	Dec . 31	Specialized Credit Finance

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec . 31	Auto Installment finance
	KB Fintech Inc. 5	95.95	Korea	Dec . 31	E-commerce

KB Kookmin Card Co., Ltd. KB Capital Co., Ltd.	KB KOLAO Leasing Co., Ltd.	80.00	Laos	Dec . 31	Auto Installment finance

Kookmin Bank, KB Data System Co., Ltd.	PT KB Data Systems Indonesia	100.00	Indonesia	Dec . 31	Service

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec . 31	General advisory
	PT KB Valbury Asset Management 2	70.00	Indonesia	Dec . 31	Collective investment
	KB Asset Management Singapore PTE. LTD.	100.00	Singapore	Dec . 31	Collective investment

1	Among the ownership in PT Bank KB Bukopin, Tbk., 0.05% (100,000,000 shares) is no-voting shares with no-dividends.
2
In January 2024, PT Valbury Capital Management was changed from a subsidiary of KB Securities Co., Ltd. to a subsidiary of KB Asset Management Co., Ltd., and its name was changed to PT KB Valbury Asset Management during the second quarter.

3
On September 1, 2023, PRASAC Microfinance Institution PLC.(merging entity), a subsidiary of Kookmin Bank Co., Ltd., merged with Kookmin Bank Cambodia PLC.(merged entity). The official name of PRASAC Microfinance Institution PLC.(merging entity) has changed to KB PRASAC BANK PLC.

4	KB DAEHAN SPECIALIZED BANK PLC. (merging entity) merged with i-Finance Leasing PLC.(merged entity) on December 19, 2024.
5	On October 14, 2024, Teamwink Co., Ltd. changed its name to KB Fintech Co., Ltd.

41.2 Details of consolidated structured entities as of December 31, 2024, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

Asset-backed securitization	Taejon Samho The First Co., Ltd. and 73 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

Investment funds and others	KB Global Platform Fund No.2 and 217 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.
If the Group holds more than half of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

41.3 Condensed financial information of major subsidiaries as of and for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023						2023
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
Kookmin Bank 1	￦	530,012,853	￦	493,464,126	￦	36,548,727	￦	45,032,120	￦	3,261,499	￦	3,889,625
KB Securities Co., Ltd. 1,2		61,266,990		54,967,833		6,299,157		11,580,526		389,618		389,602
KB Insurance Co., Ltd. 1,2		37,716,952		31,470,770		6,246,182		11,861,602		713,281		878,499
KB Kookmin Card Co., Ltd. 1		29,365,575		24,545,752		4,819,823		4,205,146		351,133		307,336
KB Life Insurance Co., Ltd. 1,2		31,953,218		28,050,932		3,902,286		2,557,861		84,756		500,647
KB Asset Management Co., Ltd. 1		377,919		109,645		268,274		204,202		61,525		61,756
KB Capital Co., Ltd. 1,2		16,560,800		14,300,771		2,260,029		2,295,471		186,505		182,075
KB Real Estate Trust Co., Ltd. 1		859,408		573,348		286,060		148,763		(84,073)		(84,476)
KB Savings Bank Co., Ltd.		2,661,999		2,468,223		193,776		234,197		(90,568)		(90,430)
KB Investment Co., Ltd. 1		1,544,836		1,265,361		279,475		154,287		9,187		9,188
KB Data System Co., Ltd. 1		61,508		40,616		20,892		230,825		125		(1,594)

(In millions of Korean won)
	December 31, 2024						2024
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
Kookmin Bank 1	￦	562,887,180	￦	524,859,860	￦	38,027,320	￦	51,497,328	￦	3,251,759	￦	3,408,978
KB Securities Co., Ltd. 1,2		63,384,389		56,498,405		6,885,984		10,736,175		585,682		630,103
KB Insurance Co., Ltd. 1,2		40,776,375		34,982,351		5,794,024		12,818,501		839,494		(125,414)
KB Kookmin Card Co., Ltd. 1		30,541,628		25,236,827		5,304,801		4,428,688		402,715		437,030
KB Life Insurance Co., Ltd. 1,2		34,047,554		30,984,400		3,063,154		2,821,601		164,272		(906,210)
KB Asset Management Co., Ltd. 1		414,942		120,224		294,718		246,184		66,500		67,757
KB Capital Co., Ltd. 1,2		18,115,495		15,654,177		2,461,318		2,620,487		222,041		225,609
KB Real Estate Trust Co., Ltd. 1		1,113,466		627,898		485,568		139,656		(113,332)		(113,652)
KB Savings Bank Co., Ltd.		2,575,739		2,393,523		182,216		225,173		(11,366)		(11,560)
KB Investment Co., Ltd. 1		1,529,823		1,245,883		283,940		215,834		4,368		4,466
KB Data System Co., Ltd. 1		62,270		40,219		22,051		241,652		1,978		1,149

1	Financial information is based on its consolidated financial statements.
2	Includes fair value adjustments arising from the acquisition.

41.4 The Characteristics of Risks Associated with Consolidated Structured Entities
The terms of contractual arrangements to provide financial support to consolidated structured entities are as follows:
41.4.1 The Group has provided payment guarantees of ￦4,282,424 million to KBD TOWER 1ST LLC and other consolidated structured entities.
41.4.2 The Group has provided capital commitment to 68 consolidated structured entities including KB Sinansan Line Private Special Asset Fund (SOC). The unexecuted amount of the capital commitment is ￦1,905,221 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.
41.4.3 The Group has provided the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.
41.5 Changes in Subsidiaries
41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2024, are as follows:

Company	Reasons of obtaining control
KB FUND PARTNERS Co., Ltd. and 12 others	Holds more than half of the ownership interests
TLDC PTE. LTD. and 19 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund No.31(USD)(FoFs) and 33 others	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Secondary Plus Fund 2 and 1 other	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2024, are as follows:

Company	Reasons of losing control
Beomuh Landmark the 2nd L.L.C. and 50 others	Termination of the commitments
i-Finance Leasing Plc. and 16 others	Liquidation
Orient Kwang-yang Co., Ltd. and 7 others	Disposal
KB Money Market Active ETF (Bond) and 16 others	Decrease in ownership interests to less than majority